UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional
Liquidity Portfolio, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2005

Date of reporting period:	3/31/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

ANNUAL REPORT

MARCH 31, 2005

PRUDENTIAL

INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./

INSTITUTIONAL MONEY MARKET SERIES

FUND TYPE

Money market

OBJECTIVE

High current income consistent with the

preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Your Series’ Performance

Series objective

The investment objective of the Prudential Institutional Liquidity Portfolio, Inc. (PILP)/Institutional Money Market Series (the Series) is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Series will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our website at www.prudential.com.

Series Facts as of 3/31/05
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
PILP Class A*	2.64%	$1.00	43 Days	$268.6
PILP Class I**	2.69%	$1.00	43 Days	$1,380.7
iMoneyNet, Inc. Prime Institutional Universe Average***	2.36%	N/A	39 Days	N/A

*	Class A shares are subject to distribution and service (12b-1) fees.

**	Class I shares are not subject to 12b-1 fees.

***	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Institutional Universe Average category as of March 29, 2005, the closest date to the end of the Series’ current reporting period.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	1

Your Series’ Performance (continued)

Institutional Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, visit our website at www.prudential.com.

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs respectively for the PILP/Institutional Money Market Series and the iMoneyNet, Inc. Prime Institutional Universe Average every Tuesday from March 30, 2004, to March 29, 2005, the closest dates to the beginning and end of the Series’ current reporting period. The data portrayed for the Series at the end of the reporting period in the graphs may not match the data portrayed in the Series Facts table as of March 31, 2005.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

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Investment Adviser’s Report

Prudential Investment Management, Inc.

A welcome rise in money market yields

A period of historically low interest rates drew to a close during the Series’ fiscal year that began April 1, 2004. Our strategy aimed to provide the Series with the flexibility to take advantage of attractive investment opportunities that arose as money market yields moved progressively higher. This helped the Series’ Class A and Class I shares provide competitive yields throughout its 12-month reporting period.

Shortly after the reporting period began, the government released data indicating that labor market conditions in the United States had improved considerably. This, coupled with solid economic growth and evidence that temporary factors were putting upward pressure on inflation, suggested that the Federal Reserve (the Fed) would begin to remove its aggressive monetary stimulus from the economy. Anticipation of higher short-term rates pushed up money market yields, which continued to rise in May and June amid further signs of a strengthening job market. Consequently, the slope of the money market yield curve steepened as the spread between three-month and one-year securities increased.

In this investment environment, we avoided purchasing securities that matured in one year. Given the uncertainty surrounding how much the federal funds rate would have to rise to be consistent with a neutral monetary policy, we focused primarily on repurchase agreements, commercial paper of domestic and foreign banks and corporations, and other debt instruments that matured in three months or less. We particularly favored money market securities that came due near when Fed policymakers were scheduled to meet at the end of June 2004. Our strategy repositioned the Series’ weighted average maturity (WAM). It began the fiscal year longer than its competitive average and gradually shortened until it was more in line with its competition. Having a shorter WAM enabled us to reinvest the Series’ assets more frequently in this rising-interest-rate environment.

Favoring adjustable-rate securities as interest rates climbed

The widely anticipated round of short-term rate increases began on June 30, 2004. The Fed raised its target for the federal funds rate a quarter percentage point to 1.25%. We reinvested the proceeds of money market securities that matured in late June 2004 in higher-yielding securities that came due in August 2004 and September 2004, targeting the next two meetings of the Fed’s policy-setting committee. The target for the federal funds rate was increased another quarter percentage point in August and September, which raised it to 1.75%.

Because the Fed indicated it would continue to withdraw monetary stimulus at a “measured” pace, we primarily emphasized debt securities that came due in roughly

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	3

Investment Adviser’s Report (continued)

one month. However, when attractive investment opportunities arose, we purchased money market securities with slightly longer-term maturities. We also added to the Series’ holdings of adjustable-rate securities. Interest rates on these securities reset at specified intervals according to predetermined formulas based on the federal funds rate, the London interbank offered rate, or some other benchmark interest rate. The Series benefited from its greater exposure to adjustable-rate securities in the rising-interest-rate environment.

Our strategy of focusing on money market securities that came due around when Fed policymakers met also aided the Series. We were able to reinvest proceeds from the maturing securities at progressively higher yields as the target for the federal funds rate was raised a quarter percentage point in November and December 2004, and February and March 2005. The combined increases lifted it to 2.75%. Toward the end of the first quarter of 2005, we took advantage of an opportunity to purchase attractively priced debt securities that mature in three months.

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Fees and Expenses (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2004, at the beginning of the period, and held through the six-month period ended March 31, 2005.

The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	5

Fees and Expenses (continued)

expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Institutional Liquidity Portfolio, Inc./ Institutional Money Market Series		Beginning Account Value October 1, 2004	Ending Account Value March 31, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,010	0.20%	$1.00
	Hypothetical	$1,000	$1,024	0.20%	$1.01

Class I	Actual	$1,000	$1,010	0.15%	$0.75
	Hypothetical	$1,000	$1,024	0.15%	$0.76

* Series expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2005, and divided by the 365 days in the Series’ fiscal year ended March 31, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of March 31, 2005

Principal Amount (000)	Description	Value (Note 1)

Asset Backed Securities 1.0%
$10,177	Ford Credit Auto Owner Trust 2.62%, 9/15/05(b)	$10,176,846
6,602	Volkswagen Auto Lease Trust 2.985%, 3/20/06	6,602,451

		16,779,297

Certificates of Deposit – Domestic 3.0%
25,000	Bank of New York 2.775%, 4/29/05(b)	24,995,611
25,000	Citibank N.A., New York 3.03%, 6/29/05	25,000,000

		49,995,611

Certificates of Deposit – Yankee 16.3%
25,000	Banco Bilbao Vizcaya Argentaria 3.02%, 6/24/05	24,999,303
38,000	Barclays Bank PLC 3.03%, 6/30/05	38,000,000
40,000	Barclays Bank PLC New York 2.775%, 4/25/05(b)	39,998,206
50,000	BNP Paribas 2.575%, 4/13/05	50,000,000
45,000	Credit Agricole Indosuez 2.696%, 4/11/05(b)	44,997,737
20,000	Depfa Bank PLC 2.80%, 5/2/05	20,000,000
40,000	Societe Generale North America, Inc. 2.84%, 7/18/05	39,992,461
10,000	Toronto Dominion Bank 3.03%, 12/30/05	10,000,000

		267,987,707

Commercial Paper 35.5%
5,000	Bank of Ireland Governor & Co., 144A 2.88%, 6/3/05(d)	4,974,975
75,000	BankAmerica Corp. 2.69%, 5/4/05(d)	74,816,437
21,250	Cafco LLC, 144A 2.70%, 5/2/05(d)	21,200,960
30,000	Calyon North America, Inc. 3.03%, 6/30/05(d)	29,774,250

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	7

Portfolio of Investments

as of March 31, 2005 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

$25,000	CBA (Delaware) Finance, Inc. 3.03%, 6/30/05(d)	$24,811,875
25,000	Ciesco LLC 3.00%, 6/13/05(d)	24,848,930
22,000	Citicorp, Inc. 2.76%, 5/4/05(d)	21,944,542
49,246	Countrywide Funding Corp. 2.93%, 4/1/05(d)	49,246,000
	Edison Asset Securitization LLC, 144A
19,000	2.79%, 5/9/05(d)	18,944,246
40,000	2.92%, 6/9/05(d)	39,777,667
20,000	2.94%, 8/10/05(d)	19,788,944
25,000	Fcar Owner Trust Series I 2.86%, 5/5/05(d)	24,932,708
2,600	HBOS Treasury Services PLC 3.02%, 6/9/05(d)	2,585,050
40,000	ING America Insurance Holdings, Inc. 3.00%, 6/21/05(d)	39,731,800
10,000	Irish Life & Permanent Trust PLC, 144A 2.91%, 6/8/05(d)	9,945,411
7,000	Metropolitan Life Funding, Inc. 2.69%, 5/2/05(d)	6,983,906
21,975	Preferred Receivables Funding Corp., 144A 2.81%, 4/28/05(d)	21,928,852
	Spintab Swedmortgage AB
50,000	3.02%, 6/28/05(d)	49,633,334
13,000	3.02%, 6/29/05(d)	12,903,583
15,000	3.04%, 8/18/05(d)	14,826,250
	Swiss RE Financial Products Corp., 144A
58,200	3.01%, 6/22/05(d)	57,803,626
10,000	2.98%, 8/8/05(d)	9,894,650
4,400	UBS Finance, Inc. 3.02%, 6/14/05(d)	4,372,867

		585,670,863

Other Corporate Obligations 25.6%
46,000	American Express Credit Corp., MTN 2.826%, 4/5/05(b)	46,019,200
23,000	GE Capital Assurance Co. 2.93%, 4/22/05(b)(c) (cost $23,000,000, date purchased 7/22/04)	23,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$42,500	GE Capital Corp. 2.86%, 4/11/05(b)	$42,500,000
67,000	Goldman Sachs Group, Inc., MTN 3.16%, 6/15/05(b)	67,000,000
50,000	Irish Life Payment PLC, MTN, 144A 2.85%, 4/21/05(b)	49,995,564
66,000	Merrill Lynch & Co., Inc., MTN 2.921%, 4/11/05(b)	66,000,000
10,000	MetLife Insurance Co. 2.823%, 5/2/05(b)(c) (cost $10,000,000, date purchased 2/9/05)	10,000,000
46,000	Morgan Stanley, MTN 2.71%, 4/4/05(b)	46,000,000
20,000	National City Bank Inc., MTN 2.765%, 4/11/05(b)	20,001,547
11,000	Pacific Life Insurance Co. 3.14%, 6/16/05(b)(c) (cost $11,000,000, date purchased 12/15/04)	11,000,000
5,000	Travelers Insurance Co. 2.83%, 4/8/05(b)(c) (cost $5,000,000, date purchased 7/8/04)	5,000,000
25,000	2.98%, 5/25/05(b)(c) (cost $25,000,000, date purchased 2/25/05)	25,000,000
10,000	United of Omaha Life Insurance Co. 3.07%, 6/6/05(b)(c) (cost $10,000,000, date purchased 12/6/04)	10,000,000

		421,516,311

Time Deposit 3.1%
51,440	Branch Banking and Trust 2.844%, 4/1/05	51,440,000

U.S. Government Agency 3.9%
25,000	Federal Home Loan Bank 1.40%, 4/1/05	25,000,000
40,000	Federal National Mortgage Association 2.695%, 4/15/05(b)	39,999,303

		64,999,303

Repurchase Agreement 5.2%
85,933	Greenwich Capital Markets, Inc. 2.92%, dated 3/31/05, due 4/1/05 in the amount of $85,939,970, (cost $85,933,000; the value of the collateral including accrued interest was $87,652,513)(e)	85,933,000

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	9

Portfolio of Investments

as of March 31, 2005 Cont’d.

Shares	Description	Value (Note 1)

Mutual Fund 9.1%
	Dryden Core Investment Fund - Taxable Money Market Series,
149,578,273	(Note 3)	$149,578,273

	Total Investments 102.7% (amortized cost $1,693,900,365)(a)	1,693,900,365
	Liabilities in excess of other assets (2.7%)	(44,599,260)

	Net Assets 100%	$1,649,301,105

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Federal income tax basis is the same as for financial reporting purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(c)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $84,000,000. The aggregate value of $84,000,000 is 5.1% of net assets.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.

MTN—Medium Term Note.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2005 were as follows:

Commercial Banks	32.4%
Security Brokers & Dealers	16.0
Asset Backed Securities	11.0
Mutual Fund	9.1
Mortgage Bankers	7.7
Life Insurance	7.1
Bank Holding Companies—Domestic	5.9
Short-Term Business Credit	4.0
Federal Credit Agencies	3.9
Financial Services	2.8
Fire Insurance	2.4
Motor Vehicle Parts	0.4

102.7
Liabilities in excess of other assets	(2.7)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of March 31, 2005

Assets
Investments, at amortized cost which approximates market value	$1,693,900,365
Cash	59,007
Dividends and interest receivable	1,626,217
Prepaid expenses	28,117

Total assets	1,695,613,706

Liabilities
Payable for investments purchased	45,016,081
Dividends payable	929,291
Accrued expenses	169,243
Management fee payable	164,394
Deferred directors’ fees	21,779
Distribution fee payable	11,813

Total liabilities	46,312,601

Net Assets	$1,649,301,105

Net assets were comprised of:
Common stock, at par	$1,649,301
Paid-in capital in excess of par	1,647,651,804

Net assets, March 31, 2005	$1,649,301,105

Class A
Net asset value, offering price and redemption price per share ($268,560,636 ÷ 268,560,636 shares of $.001 par value common stock issued and outstanding)	$1.00

Class I
Net asset value, offering price and redemption price per share ($1,380,740,469 ÷ 1,380,740,469 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	11

Statement of Operations

Year Ended March 31, 2005

Net Investment Income
Income
Interest	$28,243,961
Dividends	3,250,281

Total income	31,494,242

Expenses
Management fee	3,729,916
Distribution fee—Class A	380,425
Transfer agent’s fees and expenses	248,000
Custodian’s fees and expenses	179,000
Insurance expenses	52,000
Registration fees	40,000
Directors’ fees	37,000
Legal fees and expenses	30,000
Reports to shareholders	27,000
Audit fee	17,000
Miscellaneous expenses	15,910

Total expenses	4,756,251
Less: Expense Subsidy (Note 4)	(645,905)
Management fee waiver (Note 2)	(932,479)
Distribution fee waiver (Note 2)	(221,915)

Net expenses	2,955,952

Net investment income	28,538,290

Realized Gain On Investments
Net realized gain on investment transactions	344

Net Increase In Net Assets Resulting From Operations	$28,538,634

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended March 31,
	2005	2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$28,538,290	$22,103,425
Net realized gain on investment transactions	344	43,054

Net increase in net assets resulting from operations	28,538,634	22,146,479

Dividends and distributions (Note 1)
Class A	(4,895,545)	(3,961,007)
Class I	(23,643,089)	(18,185,472)

	(28,538,634)	(22,146,479)

Fund share transactions (net of conversions) (Note 6)
Net proceeds from shares sold	9,221,538,047	14,129,168,126
Net asset value of shares issued in reinvestment of dividends and distributions	24,442,275	18,657,758
Cost of shares reacquired	(9,888,425,801)	(14,009,766,788)

Net increase (decrease) in net assets from Series share transactions	(642,445,479)	138,059,096

Total increase (decrease)	(642,445,479)	138,059,096

Net Assets
Beginning of year	2,291,746,584	2,153,687,488

End of year	$1,649,301,105	$2,291,746,584

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	13

Notes to Financial Statements

Prudential Institutional Liquidity Portfolio, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Fund consists of two series—the Institutional Money Market Series (the “Series”) and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Series may hold up to 10% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Series’ policy that its custodian or designated sub custodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If

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the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective classes) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI continues to have responsibility for all investment advisory services pursuant to the management

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Notes to Financial Statements

Cont’d

agreement and supervises PIM’s performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PI has contractually agreed to waive a portion (.05 of 1% of the Series’ average daily net assets) of its management fee, which amounted to $932,479 ($.0006 per share) for the year ended March 31, 2005. The Series is not required to reimburse PI for such waiver.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series’ Class A and Class I shares. The Series compensates PIMS for distributing and servicing the Series’ Class A shares, pursuant to the plan of distribution at an annual rate of ..12 of 1% of the Series’ average daily net assets of the Class A shares. PIMS has contractually agreed to waive a portion (.07 of 1% of the Series’ average daily net assets of the Class A shares) of the distribution fee, which amounted to $221,915 ($.0008 per Class A share) for the year ended March 31, 2005. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the year ended March 31, 2005, the Series incurred fees of $240,000 for the services of PMFS. As of March 31, 2005, $20,000 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Series incurred approximately

16	Visit our website at www.prudential.com

$2,500 in total networking fees, of which the amounts relating to the services of First Clearing, LLC (“First Clearing”) an affiliate of PI, was approximately $2,500 for the year ended March 31, 2005. As of March 31, 2005, approximately $800 of such fees were due to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended March 31, 2005, the Series earned income of $3,250,281 from the Portfolio by investing its excess cash.

Note 4. Expense Subsidy

PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the year ended March 31, 2005, such reimbursement amounted to $645,905($.0004 per share for Class A and I shares; 0.03% of average net assets).

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized capital gains and paid-in capital on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, undistributed net investment income and accumulated net realized gains on investments. For the year ended March 31, 2005, the adjustment was to decrease accumulated net realized gains and increase undistributed net investment income by $344 for distribution of realized gains.

For the year ended March 31, 2005 and March 31, 2004, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $28,538,634 and $22,146,479, respectively, was ordinary income for federal income tax purposes.

As of March 31, 2005, the accumulated undistributed earnings on a tax basis were $951,070 of taxable ordinary income (includes a timing difference of $929,291 for dividends payable).

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	17

Notes to Financial Statements

Cont’d

Note 6. Capital

The Series offers Class A and Class I shares. Class A shareholders of the Series who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

As of March 31, 2005 Prudential owned 6,397,317 Class A shares and 250,100,331 Class I shares.

Class A	Share and Dollar Amounts
Year ended March 31, 2005:
Shares sold	588,101,637
Shares issued in reinvestment of dividends and distributions	4,590,980
Shares reacquired	(596,171,573)

Net increase (decrease) in shares outstanding before conversion	(3,478,956)
Shares reacquired upon conversion into Class I	(59,722,306)

Net increase (decrease) in shares outstanding	(63,201,262)

Year ended March 31, 2004:
Shares sold	802,941,212
Shares issued in reinvestment of dividends and distributions	3,836,785
Shares reacquired	(821,301,198)

Net increase (decrease) in shares outstanding before conversion	(14,523,201)
Shares reacquired upon conversion into Class I	(93,497,685)

Net increase (decrease) in shares outstanding	(108,020,886)

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Class I	Share and Dollar Amounts
Year ended March 31, 2005:
Shares sold	8,633,436,410
Shares issued in reinvestment of dividends and distributions	19,851,295
Shares reacquired	(9,292,254,228)

Net increase (decrease) in shares outstanding before conversion	(638,966,523)
Shares issued upon conversion from Class A	59,722,306

Net increase (decrease) in shares outstanding	(579,244,217)

Year ended March 31, 2004:
Shares sold	13,326,226,914
Shares issued in reinvestment of dividends and distributions	14,820,973
Shares reacquired	(13,188,465,590)

Net increase (decrease) in shares outstanding before conversion	152,582,297
Shares issued upon conversion from Class A	93,497,685

Net increase (decrease) in shares outstanding	246,079,982

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	19

Financial Highlights

Class A
Year Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains(b)	.016
Dividends and distributions to shareholders	(.016)

Net asset value, end of year	$1.00

Total Return(a):	1.55%
Ratios/Supplemental Data:
Net assets, end of year (000)	$268,561
Average net assets (000)	$317,021
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.20%
Expenses, excluding distribution and service (12b-1) fees(c)	.15%
Net investment income(b)	1.54%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	Net of management and distribution fee waiver and expense subsidy (Notes 2 and 4).
(c)	Net of management fee waiver and expense subsidy (Notes 2 and 4).

See Notes to Financial Statements.

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Class A
Year Ended March 31,
2004	2003	2002	2001

$1.00	$1.00	$1.00	$1.00

.010	.016	.031	.062
(.010)	(.016)	(.031)	(.062)

$1.00	$1.00	$1.00	$1.00

1.04%	1.61%	3.34%	6.43%

$331,762	$439,783	$433,001	$468,287
$383,687	$402,953	$468,805	$417,250

.20%	.20%	.20%	.20%
.15%	.15%	.15%	.15%
1.03%	1.58%	3.23%	6.23%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	21

Financial Highlights

Cont’d

Class I
Year Ended March 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains(b)	.016
Dividends and distributions to shareholders	(.016)

Net asset value, end of year	$1.00

Total Return(a):	1.60%
Ratios/Supplemental Data:
Net assets, end of year (000)	$1,380,740
Average net assets (000)	$1,547,937
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.15%
Expenses, excluding distribution and service (12b-1) fees(b)	.15%
Net investment income(b)	1.53%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	Net of management fee waiver and expense subsidy (Notes 2 and 4).

See Notes to Financial Statements.

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Class I
Year Ended March 31,
2004	2003	2002	2001

$1.00	$1.00	$1.00	$1.00

.011	.016	.032	.062
(.011)	(.016)	(.032)	(.062)

$1.00	$1.00	$1.00	$1.00

1.09%	1.66%	3.39%	6.48%

$1,959,985	$1,713,905	$3,704,670	$2,092,210
$1,688,851	$2,982,413	$3,729,340	$2,130,657

.15%	.15%	.15%	.15%
.15%	.15%	.15%	.15%
1.07%	1.69%	3.05%	6.28%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	23

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of

Prudential Institutional Liquidity Portfolio, Inc—Institutional Money Market Series:

We have audited the accompanying statement of assets and liabilities of the Prudential Institutional Liquidity Portfolio, Inc—Institutional Money Market Series (the “Series”), including the portfolio of investments, as of March 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through March 31, 2003 were audited by another independent registered public accounting firm, whose report dated May 15, 2003, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Series as of March 31, 2005, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

May 26, 2005

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Federal Income Tax Information

(Unaudited)

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 4.12% of the dividends paid for ordinary income in the fiscal year ended March 31, 2005 qualify for each of these states’ tax exclusion.

In January 2006, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2005.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	25

Management of the Fund

Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the 1940 Act) are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Directors(2)

Linda W. Bynoe (52), Director since 2005(3) Oversees 91 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since March 1995) of Telemat Ltd.; formerly Vice President at Morgan Stanley & Co.

Other Directorships held:(4) Director of Dynegy Inc. (since September 2002) and Simon Property Group, Inc. (since May 2003).

David E.A. Carson (70), Director since 2003(3) Oversees 91 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held:(4) Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (71), Director since 1996(3) Oversees 91 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:(4) Director of Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (software company) (since 2002); FiberNet Telecom Group, Inc. (telecom company) (since 2003); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (65), Director since 2003(3) Oversees 91 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held:(4) Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (61), Director since 2003(3) Oversees 90 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:(4) None.

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Robin B. Smith (65), Director since 1987(3) Oversees 90 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

Stephen G. Stoneburn (61), Director since 1996(3) Oversees 90 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:(4) None

Clay T. Whitehead (66), Director since 1999(3) Oversees 91 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:(4) Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Directors(1)

Judy A. Rice (57), President since 2003 and Director since 2000(3) Oversees 91 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities Incorporated (Prudential Securities); and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:(4) None

Robert F. Gunia (58), Vice President and Director since 1996(3) Oversees 166 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Executive Vice President (since March 1999) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	27

Information pertaining to the Officers of the Company who are not also Directors is set forth below.

Officers(2)

William V. Healey (51), Chief Legal Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Associate General Counsel (since 1998) of Prudential: Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Investments LLC; Senior Vice President, Chief Legal Officer and Secretary (since December 1998) of Prudential Investment Management Services LLC; Executive Vice President and Chief Legal Officer (since February 1999) of Prudential Mutual Fund Services LLC; Vice President and Secretary (since October 1998) of Prudential Investment Management Inc.; Executive Vice President and Chief Legal Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Fund Services, Inc. and American Skandia Advisory Services, Inc.; Director (June 1999-June 2002 and June 2003-present) of ICI Mutual Insurance Company; prior to August 1998, Associate General Counsel of the Dreyfus Corporation (Dreyfus), a subsidiary of Mellon Bank, N.A. (Mellon Bank) and an officer and/or director of various affiliates of Mellon Bank and Dreyfus; Assistant Secretary (since June 2004) of The Asia Pacific Fund, Inc.

Lee D. Augsburger (45), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Chief Compliance Officer (since May 2003) of PI; Vice President and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; formerly Vice President and Chief Legal Officer-Annuities (August 1999-October 2000) of Prudential Insurance Company of America; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential Insurance Company of America.

Maryanne Ryan (40), Anti-Money Laundering Compliance Officer since 2002(3)

Principal occupations (last 5 years): Vice President, Prudential (since November 1998); First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Helene Gurian (51), Acting Anti-Money Laundering Compliance Officer since 2004(3)

Principal occupations (last 5 years): Vice President, Prudential (since July 1997). Vice President, Compliance (July 1997-January 2001); Vice President, Compliance and Risk Officer, Retail Distribution (January 2001-May 2002); Vice President, Corporate Investigations (May 2002-date) responsible for supervision of Prudential’s fraud investigations, anti-money laundering program and high technology investigation unit.

Grace C. Torres (45), Treasurer and Principal Financial and Accounting Officer since 1997(3)

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

Jonathan D. Shain (46), Secretary since 2001(3)

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

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(1)	“Interested” Director, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

(2)	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)	There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	29

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 521-7466	www.prudential.com

PROXY VOTING
The Board of Directors for PILP has delegated to the Series’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Series’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Officer •

Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

PILP/Institutional Money Market Series
Share Class	Class A	Class I
NASDAQ	PIMXX	PLPXX
CUSIP	744350109	744350604

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of March 31, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents online, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Series can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.prudential.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PILP/Institutional Money Market Series
Share Class	Class A	Class I
NASDAQ	PIMXX	PLPXX
CUSIP	744350109	744350604

MF137E    IFS-A104127    Ed. 05/2005

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended March 31, 2005 and March 31, 2004, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $15,400 and $15,400, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2005 and 2004. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal year 2005 was $33,500. There were no non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal year 2004.

(h) Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.